UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/01

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): 	[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Munich Re Capital Management Corporation
Address: 540 Madison Avenue, 6th Floor
   New York  NY  10022
__________________________________________

Form 13F File Number: 28-05819

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Osbely A. Tala
Title: Vice President
Phone: (212) 583-4841

Signature, Place, and Date of Signing:
Osbely A. Tala 		New York  NY		7/5/01
[Signature] 			[City, State] 				[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number 	Name
28-05819			Munich Re Capital Management Corporation
[Repeat as necessary.]

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: ______________

Form 13F Information Table Entry Total: 172

Form 13F Information Table Value Total: $479,696
					(thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number	Name
____ 		28-05819 			Munich Re Capital Management Corporation

[Repeat as necessary.]

NAME OF ISSUER                  TITLE OF CLASS  CUSIP      VALUESHRS ORSH/PUT/  INVESTMENT     OTHER    VOTING  AUHORITY
                                               NUMBER   (x$1000)PRN AMTPRNCALL  DISCRETION  MANAGERS      SOLE    SHARED      NONE
  ADC TELECOMMUNICATIONS          Common Stock 00088610      184  21700 SH            SOLE                   X

  AES Corporation                 Common Stock 00130H10     2248  45000 SH            SOLE                   X

  AOL Time Warner                 Common Stock 00184A10     4924 122650 SH            SOLE                   X

  AT&T Corp.                      Common Stock 00195710     2257 105963 SH            SOLE                   X

  Abbott Laboratories             Common Stock 00282410     2473  52400 SH            SOLE                   X

  ADELPHIA COMM                   Common Stock 00684810     1138  28100 SH            SOLE                   X

  Agilent Technologies Inc.       Common Stock 00846U10      347  11289 SH            SOLE                   X

  ALCAN ALUMINIUM                 Common Stock 01371610      472  13100 SH            SOLE                   X

  Alcoa Inc                       Common Stock 01381710     2308  64200 SH            SOLE                   X

  Allstate Corp                   Common Stock 02000210     3217  76700 SH            SOLE                   X

  Alltel Corp                     Common Stock 02003910      493   9400 SH            SOLE                   X

  American Express Company        Common Stock 02581610      710  17200 SH            SOLE                   X

  American General Corp           Common Stock 02635110     2479  64800 SH            SOLE                   X

  American Home Products Corp     Common Stock 02660910     3848  65500 SH            SOLE                   X

  American International Group    Common Stock 02687410     5313  66000 SH            SOLE                   X

  Amgen Inc                       Common Stock 03116210     1788  29700 SH            SOLE                   X

  Anheuser-Busch Co Inc           Common Stock 03522910     3073  66900 SH            SOLE                   X

  Applera Corp-Applied Biosys     Common Stock 03802010      228   8200 SH            SOLE                   X

  Applied Materials Inc           Common Stock 03822210     1096  25200 SH            SOLE                   X

  Automatic Data Processing       Common Stock 05301510     1702  31300 SH            SOLE                   X

  Avaya Inc.                      Common Stock 05349910       99   7591 SH            SOLE                   X

  AVERY DENNISON CORP             Common Stock 05361110      817  15700 SH            SOLE                   X

  BP Amaco PLC                    Common Stock 05562210     1025  20664 SH            SOLE                   X

  BAKER HUGHES, INC.              Common Stock 05722410     1471  40500 SH            SOLE                   X

  Bank of America Corp            Common Stock 06050510     5163  94300 SH            SOLE                   X

  Baxter International Inc.       Common Stock 07181310     1695  18000 SH            SOLE                   X

  BEA Systems Inc                 Common Stock 07332510      388  13200 SH            SOLE                   X

  Bellsouth Corporation           Common Stock 07986010     2234  54600 SH            SOLE                   X

  Boeing Co                       Common Stock 09702310     1543  27700 SH            SOLE                   X

  Bristol-Myers Squibb Co         Common Stock 11012210     1657  27900 SH            SOLE                   X

  BROADCOM CORP                   Common Stock 11132010      653  22600 SH            SOLE                   X

  Burlington Northern Santa Fe    Common Stock 12189T10     2285  75200 SH            SOLE                   X

  Cigna Corp                      Common Stock 12550910     1406  13100 SH            SOLE                   X

  CVS CORP                        Common Stock 12665010     2041  34900 SH            SOLE                   X

  CABLEVISION                     Common Stock 12686C10      633   9000 SH            SOLE                   X

  RAINBOW MEDIA GROUP             Common Stock 12686C84      117   4500 SH            SOLE                   X

  CALPINE ENERGY                  Common Stock 13134710     1234  22400 SH            SOLE                   X

  Capital One Finl Corp           Common Stock 14040H10      361   6500 SH            SOLE                   X

  CARDINAL HEALTH INC             Common Stock 14149Y10     1306  13500 SH            SOLE                   X

  Caterpillar Inc                 Common Stock 14912310      462  10400 SH            SOLE                   X

  CENDANT CORP                    Common Stock 15131310     1424  97600 SH            SOLE                   X

  Chevron Corp                    Common Stock 16675110       18    200 SH            SOLE                   X

  CIENA CORP                      Common Stock 17177910      209   5000 SH            SOLE                   X

  Cisco Systems Inc               Common Stock 17275R10     4080 258000 SH            SOLE                   X

  Citigroup Inc                   Common Stock 17296710     6931 154081 SH            SOLE                   X

  Clear Channel Communications    Common Stock 18450210      566  10400 SH            SOLE                   X

  CLOROX CORP                     Common Stock 18905410     2063  65600 SH            SOLE                   X

  Colgate-Palmolive Co            Common Stock 19416210     2161  39100 SH            SOLE                   X

  Comcast Corp - Special Cl A     Common Stock 20030020     2474  59000 SH            SOLE                   X

  Compaq Computer Corp            Common Stock 20449310      806  44300 SH            SOLE                   X

  Computer Associates Int'l Inc   Common Stock 20491210      860  31600 SH            SOLE                   X

  Conoco Inc - CL B               Common Stock 20825140     2175  77000 SH            SOLE                   X

  Corning Inc                     Common Stock 21935010      695  33600 SH            SOLE                   X

  COX COMMUNICATIONS              Common Stock 22404410     1281  28800 SH            SOLE                   X

  Dell Computer Corp              Common Stock 24702510     2261  88000 SH            SOLE                   X

  The Walt Disney Co              Common Stock 25468710      815  28500 SH            SOLE                   X

  Dow Chemical                    Common Stock 26054310     2510  79500 SH            SOLE                   X

  Du Pont (E.I.) De Nemours       Common Stock 26353410     1233  30300 SH            SOLE                   X

  Duke Energy Corporation         Common Stock 26439910     2522  59000 SH            SOLE                   X

  EMC Corp/Mass                   Common Stock 26864810     1735  59000 SH            SOLE                   X

  Edwards LifeSciences Corp       Common Stock 28176E10      106   5420 SH            SOLE                   X

  Electronic Data Systems Corp    Common Stock 28566110     2078  37200 SH            SOLE                   X

  Emerson Electric Co             Common Stock 29101110      868  14000 SH            SOLE                   X

  Enron Corporation               Common Stock 29356110     1964  33800 SH            SOLE                   X

  Exxon Mobil Corporation         Common Stock 30231G10     9315 115000 SH            SOLE                   X

  Freddie Mac                     Common Stock 31340030     2230  34400 SH            SOLE                   X

  Fannie Mae                      Common Stock 31358610     2372  29800 SH            SOLE                   X

  Fedex Corporation               Common Stock 31428X10     1300  31200 SH            SOLE                   X

  First Union Corporation         Common Stock 33735810     2218  67200 SH            SOLE                   X

  Fleet Boston Financial Corp     Common Stock 33903010     2737  72500 SH            SOLE                   X

  Ford Motor Company              Common Stock 34537086     1534  54566 SH            SOLE                   X

  Forest Laboratories             Common Stock 34583810     2168  36600 SH            SOLE                   X

  FRANKLIN RESOURCES              Common Stock 35461310      782  20000 SH            SOLE                   X

  AJ GALLAGHER & CO.              Common Stock 36357610     1014  36600 SH            SOLE                   X

  Gannett Co                      Common Stock 36473010     2198  36800 SH            SOLE                   X

  Gap Inc                         Common Stock 36476010     1070  45100 SH            SOLE                   X

  Gateway Inc                     Common Stock 36762610      461  27400 SH            SOLE                   X

  General Electric Company        Common Stock 36960410    11202 267600 SH            SOLE                   X

  General Motors Corporation      Common Stock 37044210     1929  37211 SH            SOLE                   X

  General Motors-Class H          Common Stock 37044283       54   2746 SH            SOLE                   X

  Gillette Company                Common Stock 37576610      514  16500 SH            SOLE                   X

  GOLDEN STATE BANCORP            Common Stock 38119710     1765  63300 SH            SOLE                   X

  Goldman Sachs Group             Common Stock 38141G10      749   8800 SH            SOLE                   X

  Guidant Corp                    Common Stock 40169810     1368  30400 SH            SOLE                   X

  HCA-THE HEALTHCARE CO.          Common Stock 40411910     1707  42400 SH            SOLE                   X

  Hewlett-Packard Co              Common Stock 42823610     1851  59200 SH            SOLE                   X

  HIBERNIA CORP                   Common Stock 42865610      760  54390 SH            SOLE                   X

  Home Depot Inc                  Common Stock 43707610     2879  66800 SH            SOLE                   X

  Honeywell Int'l Inc             Common Stock 43851610      885  21700 SH            SOLE                   X

  Household Int'l Inc             Common Stock 44181510     1493  25200 SH            SOLE                   X

  Intel Corporation               Common Stock 45814010     5623 213700 SH            SOLE                   X

  Int'l Business Machines Corp    Common Stock 45920010     5030  52300 SH            SOLE                   X

  Int'l Paper Co                  Common Stock 46014610     1306  36200 SH            SOLE                   X

  JDS UNIPHASE                    Common Stock 46612J10      232  12600 SH            SOLE                   X

  JP Morgan Chase & Co            Common Stock 46625H10     2922  65080 SH            SOLE                   X

  Johnson & Johnson               Common Stock 47816010     4907  56100 SH            SOLE                   X

  KLA-TENCOR CORP                 Common Stock 48248010      732  18600 SH            SOLE                   X

  Kerr-McGee Corp                 Common Stock 49238610     2031  31300 SH            SOLE                   X

  KOHL'S CORP                     Common Stock 50025510      913  14800 SH            SOLE                   X

  Kroger Co                       Common Stock 50104410     1857  72000 SH            SOLE                   X

  Limited Inc                     Common Stock 53271610     1298  82600 SH            SOLE                   X

  Lucent Technologies Inc.        Common Stock 54946310     1594 159900 SH            SOLE                   X

  MGM GRAND INC                   Common Stock 55295310      768  30600 SH            SOLE                   X

  MCDATA CORP                     Common Stock 58003120       39   2171 SH            SOLE                   X

  McDonald's Corporation          Common Stock 58013510     1896  71400 SH            SOLE                   X

  Mellon Financial Corp.          Common Stock 58551A10     2233  55100 SH            SOLE                   X

  Merck & Co Inc                  Common Stock 58933110     3309  43600 SH            SOLE                   X

  Merrill Lynch & Co              Common Stock 59018810     1091  19700 SH            SOLE                   X

  Microsoft Corp                  Common Stock 59491810    11096 202900 SH            SOLE                   X

  Micron Technology Inc           Common Stock 59511210     1109  26700 SH            SOLE                   X

  S&P 400 Depositary Receipts     Common Stock 59563510   1458771728400 SH            SOLE                   X

  Minnesota Mining & Mfg Co       Common Stock 60405910     1081  10400 SH            SOLE                   X

  Morgan Stanley Dean Witter & C  Common Stock 61744644     2231  41700 SH            SOLE                   X

  Motorola Inc                    Common Stock 62007610     1542 108100 SH            SOLE                   X

  Network Appliance Inc           Common Stock 64120L10      390  23200 SH            SOLE                   X

  Nextel Communications Inc - A   Common Stock 65332V10      618  43000 SH            SOLE                   X

  Nortel Networks Corp            Common Stock 65656810      909  64700 SH            SOLE                   X

  NOVELLUS SYSTEMS INC            Common Stock 67000810      722  17800 SH            SOLE                   X

  Oracle Corporation              Common Stock 68389X10     2544 169800 SH            SOLE                   X

  PNC Bank Corp                   Common Stock 69347510     1233  18200 SH            SOLE                   X

  P P & L RESOURCES INC.          Common Stock 69351T10     1407  32000 SH            SOLE                   X

  PALM INC                        Common Stock 69664210      584  69493 SH            SOLE                   X

  Pepsico Inc                     Common Stock 71344810     3327  75700 SH            SOLE                   X

  Pfizer Inc                      Common Stock 71708110     9762 238400 SH            SOLE                   X

  Pharmacia Corp                  Common Stock 71713U10     3742  74300 SH            SOLE                   X

  Philip Morris Companies Inc     Common Stock 71815410     4745 100000 SH            SOLE                   X

  Phillips Petroleum Co.          Common Stock 71850710     1817  33000 SH            SOLE                   X

  T ROWE PRICE GROUP              Common Stock 74144T10      376  12000 SH            SOLE                   X

  Procter & Gamble Co             Common Stock 74271810     2028  32400 SH            SOLE                   X

  QUAKER OATS                     Common Stock 74740210     1999  20600 SH            SOLE                   X

  Qualcomm Inc                    Common Stock 74752510     1376  24300 SH            SOLE                   X

  Qwest Communication Intl        Common Stock 74912110     2061  58800 SH            SOLE                   X

  SBC Communications Inc          Common Stock 78387G10     4418  99000 SH            SOLE                   X

  S&P 500 Depositary Receipts     Common Stock 78462F10     5543  47500 SH            SOLE                   X

  SPX Corp                        Common Stock 78463510     1316  14500 SH            SOLE                   X

  Safeway Inc                     Common Stock 78651420     1770  32100 SH            SOLE                   X

  ST. PAUL'S CORP                 Common Stock 79286010     2110  47900 SH            SOLE                   X

  Sara Lee Corp                   Common Stock 80311110     2400 111200 SH            SOLE                   X

  Schering-Plough Corporation     Common Stock 80660510     2919  79900 SH            SOLE                   X

  Siebel Systems Inc.             Common Stock 82617010      356  13100 SH            SOLE                   X

  Solectron Corp                  Common Stock 83418210      795  41800 SH            SOLE                   X

  Southern Co.                    Common Stock 84258710     1635  46600 SH            SOLE                   X

  Sprint Corp (PCS Group)         Common Stock 85206150      593  31200 SH            SOLE                   X

  STILLWELL FINANCIAL             Common Stock 86083110      598  22300 SH            SOLE                   X

  Sun Microsystems Inc.           Common Stock 86681010     1383  90000 SH            SOLE                   X

  Suntrust Banks Inc              Common Stock 86791410     1620  25000 SH            SOLE                   X

  Sysco Corp                      Common Stock 87182910     1709  64450 SH            SOLE                   X

  TJX Companies Inc               Common Stock 87254010     2336  73000 SH            SOLE                   X

  Tellabs Inc                     Common Stock 87966410      509  12500 SH            SOLE                   X

  Texaco Inc                      Common Stock 88169410     2988  45000 SH            SOLE                   X

  Texas Intruments Inc            Common Stock 88250810     1670  53900 SH            SOLE                   X

  3Com Corp                       Common Stock 88553510      173  30200 SH            SOLE                   X

  TIFFANY & CO                    Common Stock 88654710     1041  38200 SH            SOLE                   X

  TOYS "R" US INC.                Common Stock 89233510     1765  70300 SH            SOLE                   X

  Tyco International Ltd.         Common Stock 90212410     3692  85400 SH            SOLE                   X

  US Bancorp                      Common Stock 90297330      681  29348 SH            SOLE                   X

  United Technologies Corp        Common Stock 91301710     2807  38300 SH            SOLE                   X

  VERITAS SOFTWARE                Common Stock 92343610      486  10500 SH            SOLE                   X

  Verizon Communications          Common Stock 92343V10     4723  95804 SH            SOLE                   X

  Viacom Inc-CL B                 Common Stock 92552430     1568  35663 SH            SOLE                   X

  Visteon Corporation-W           Common Stock 92839U10       69   4595 SH            SOLE                   X

  Wal-Mart Stores Inc             Common Stock 93114210     6525 129200 SH            SOLE                   X

  Washington Mutual Inc.          Common Stock 93932210     2623  47900 SH            SOLE                   X

  WATERS CORP                     Common Stock 94184810      557  12000 SH            SOLE                   X

  Wells Fargo & Company           Common Stock 94974610     4205  85000 SH            SOLE                   X

  Weyerhaeuser Co                 Common Stock 96216610      549  10800 SH            SOLE                   X

  Williams Cos Inc                Common Stock 96945710     1770  41300 SH            SOLE                   X

  Worldcom Inc                    Common Stock 98157D10     2288 122430 SH            SOLE                   X

  Xilinx Inc                      Common Stock 98391910      481  13700 SH            SOLE                   X

  Yahoo! Inc                      Common Stock 98433210      239  15200 SH            SOLE                   X

  Global Crossing Ltd             Common Stock G3921A10      248  18400 SH            SOLE                   X

  Transocean Sedco Forex Inc      Common Stock G9007810      907  20926 SH            SOLE                   X
